MFA 2025-NQM1 Trust ABS-15G

Exhibit 99.38

Data Compare

Infinity Loan ID	Loan Number	Redacted Loan ID	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
xxx	xxx	60557		B1 Citizenship Status	ITIN-Legal Residency not validated	Non-Resident Alien			Borrower is an ITIN.	Initial
xxx	xxx	60557		Subject Property Type	Manufactured Housing	Single Family			The Appraisal dated xxx reflects Subject Property Type as Manufactured Housing.	Initial